Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 5,896	$ 6,531	$ 8,192
Charged to Costs and Expenses	(513)	(637)	(1,661)
Charged to Other Accounts	0	0	0
Deductions	(1)	(2)	0
Balance at End of Year	5,384	5,896	6,531
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	1,464	2,047	3,646
Charged to Costs and Expenses	(390)	(583)	(1,599)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	1,074	1,464	2,047
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	4,400	4,462	4,530
Charged to Costs and Expenses	(91)	(64)	(68)
Charged to Other Accounts	0	0	0
Deductions	(1)	(2)	0
Balance at End of Year	4,310	4,400	4,462
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	32	22	16
Charged to Costs and Expenses	(32)	10	6
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 0	$ 32	$ 22